10-K Asset Retirement Obligations - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligation, current	$ 4.4	$ 6.1
Asset retirement obligation, noncurrent	$ 33.0	$ 27.3